UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2012

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Income Fund of Boston Annual Report October 31, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report October 31, 2012

Eaton Vance

Income Fund of Boston

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	19 and 42

Federal Tax Information	20

Management and Organization	43

Important Notices	46

Eaton Vance

Income Fund of Boston

October 31, 2012

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The U.S. corporate high-yield bond market generated a positive gain during the 12-month period ended October 31, 2012, as measured by the BofA Merrill Lynch U.S. High Yield Index.2 Favorable supply and demand conditions helped drive the advance. Investors who were frustrated by the ultralow yields offered by U.S. government bonds, wary of equity volatility and encouraged by improving macroeconomic developments poured money into high-yield bonds. Accommodative monetary policies from central banks around the world also bolstered investors’ appetite for riskier asset classes such as high-yield securities.

Robust demand easily offset an increase in supply of high-yield bonds. Supply was particularly heavy in early 2012 and later in the period. Refinancings, rather than new bond issuance, accounted for the bulk of the increase in supply, as issuers opportunistically replaced older, more expensive debt at lower prevailing rates and took advantage of strong demand for high-yield bonds.

Credit metrics on U.S. high-yield issuers remained solid, as default rates at the end of the period appeared to have stabilized at about half their longer-term average. Furthermore, overall leverage continued to be relatively low, and balance sheets generally were sound and liquid. Moderate economic growth appeared to be generating enough cash flow to comfortably meet debt service obligations for the most part, but subpar business activity continued to keep company managements cautious and not pursuing overly ambitious plans.

The technical conditions in the high-yield market were the primary drivers of price appreciation throughout much of the past year, largely due to the unprecedented liquidity provision policies of central banks. As a result, high-yield bond mutual fund inflows reached a fast pace by period-end, according to the Investment Company Institute, as bond investors aggressively pursued a quest for yield.

Fund Performance

For the fiscal year ended October 31, 2012, Eaton Vance Income Fund of Boston’s (the Fund) Class A shares at net asset value (NAV) had a total return of 11.00%. By comparison, the Fund’s primary benchmark, the BofA Merrill Lynch U.S. High Yield Index (the Index), gained 13.18% during the period.

Given investors’ increasing appetite for risk and yield, CCC-rated6 bonds outperformed their BB- and B-rated counterparts.

BB-rated securities were the second-best-performing ratings category in the high-yield market, followed by B-rated securities. Although the Fund benefited in relative terms from credit selection in the CCC-rated holdings, its overall underweighting in this top-performing credit tier hampered performance versus the Index during the period. The Fund’s overweight position in BBB-rated holdings was a drag on performance versus the Index as well. On the other hand, credit selection among B-rated and CC-rated holdings aided relative performance versus the Index during the period.

Credit selection in the energy, health care, metals/mining and chemical sectors benefited the Fund’s performance relative to the Index. The Fund’s overweight positions in certain sectors — including health care, gaming and retail — also helped bolster relative results versus the Index, as these segments outperformed the overall market. The Fund had underweight positions relative to the Index in the homebuilders and financial sectors, which detracted from relative performance versus the Index, as these sectors outperformed. Credit selection in the telecommunication, paper and utilities sectors was also a drag on performance versus the Index, as the Fund’s holdings in these sectors trailed those in the Index.

The Fund’s duration7 of 3.22 years was lower than the Index duration of 3.83 years at period-end, which negatively impacted the Fund’s relative performance versus the Index, as yields fell during the year. An overweight position in the 0-2 year duration category also was a drag on performance versus the Index.

The Fund held short-term reserves and senior secured floating-rate loans, both of which lagged the performance of the Index and thereby detracted from performance versus the Index during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Income Fund of Boston

October 31, 2012

Performance2,3

Portfolio Manager Michael W. Weilheimer, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	06/15/1972	11.00%	7.48%	10.05%	—
Class A with 4.75% Maximum Sales Charge	—	5.64	6.43	9.51	—
Class B at NAV	06/20/2002	10.38	6.69	9.24	—
Class B with 5% Maximum Sales Charge	—	5.38	6.40	9.24	—
Class C at NAV	06/21/2002	10.37	6.69	9.24	—
Class C with 1% Maximum Sales Charge	—	9.37	6.69	9.24	—
Class I at NAV	07/01/1999	11.46	7.80	10.34	—
Class R at NAV	01/05/2004	10.73	7.20	—	7.26%
BofA Merrill Lynch U.S. High Yield Index	—	13.18%	9.11%	10.95%	—
BofA Merrill Lynch U.S. High Yield Constrained Index	—	13.15	9.26	10.93	—

% Total Annual Operating Expense Ratios[4]	Class A	Class B	Class C	Class I	Class R
	1.02%	1.77%	1.77%	0.77%	1.27%

Performance of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Performance of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	10/31/2002	$24,219	N.A.
Class C	$10,000	10/31/2002	$24,219	N.A.
Class I	$250,000	10/31/2002	$669,150	N.A.
Class R	$10,000	01/05/2004	$18,572	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Income Fund of Boston

October 31, 2012

Fund Profile5

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Income Fund of Boston

October 31, 2012

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

BofA Merrill Lynch U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. BofA Merrill Lynch U.S. High Yield Constrained Index is an unmanaged index of below-investment grade U.S. corporate bonds, with issuer exposure capped at 2%. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus.

[5]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality.

[7]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest-rate changes.

Fund profile subject to change due to active management.

5

Eaton Vance

Income Fund of Boston

October 31, 2012

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 – October 31, 2012).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (5/1/12)	Ending Account Value (10/31/12)	Expenses Paid During Period* (5/1/12 – 10/31/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,048.10	$5.25	1.02%
Class B	$1,000.00	$1,046.00	$9.10	1.77%
Class C	$1,000.00	$1,044.20	$9.10	1.77%
Class I	$1,000.00	$1,051.20	$3.97	0.77%
Class R	$1,000.00	$1,046.90	$6.53	1.27%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$5.18	1.02%
Class B	$1,000.00	$1,016.20	$8.97	1.77%
Class C	$1,000.00	$1,016.20	$8.97	1.77%
Class I	$1,000.00	$1,021.30	$3.91	0.77%
Class R	$1,000.00	$1,018.80	$6.44	1.27%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on April 30, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

6

Eaton Vance

Income Fund of Boston

October 31, 2012

Statement of Assets and Liabilities

Assets	October 31, 2012
Investment in Boston Income Portfolio, at value (identified cost, $4,465,290,086)	$4,639,513,161
Receivable for Fund shares sold	13,903,227
Total assets	$4,653,416,388

Liabilities
Payable for Fund shares redeemed	$15,508,312
Distributions payable	2,467,573
Payable to affiliates:
Distribution and service fees	755,071
Trustees’ fees	42
Accrued expenses	1,187,169
Total liabilities	$19,918,167
Net Assets	$4,633,498,221

Sources of Net Assets
Paid-in capital	$4,646,091,829
Accumulated net realized loss from Portfolio	(181,059,493)
Accumulated distributions in excess of net investment income	(5,757,190)
Net unrealized appreciation from Portfolio	174,223,075
Total	$4,633,498,221

Class A Shares
Net Assets	$1,997,735,023
Shares Outstanding	337,242,622
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.92
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$6.22

Class B Shares
Net Assets	$56,320,520
Shares Outstanding	9,502,298
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$5.93

Class C Shares
Net Assets	$318,029,360
Shares Outstanding	53,625,258
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$5.93

Class I Shares
Net Assets	$2,224,442,818
Shares Outstanding	375,389,895
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.93

Class R Shares
Net Assets	$36,970,500
Shares Outstanding	6,241,089
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.92

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

October 31, 2012

Statement of Operations

Investment Income	Year Ended October 31, 2012
Interest and other income allocated from Portfolio	$259,412,265
Dividends allocated from Portfolio	1,392,672
Expenses allocated from Portfolio	(22,685,783)
Total investment income from Portfolio	$238,119,154

Expenses
Distribution and service fees
Class A	$4,009,288
Class B	660,785
Class C	2,828,248
Class R	161,804
Trustees’ fees and expenses	500
Custodian fee	38,330
Transfer and dividend disbursing agent fees	3,740,926
Legal and accounting services	56,196
Printing and postage	1,197,411
Registration fees	363,667
Miscellaneous	27,783
Total expenses	$13,084,938

Net investment income	$225,034,216

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$19,580,392
Swap contracts	914,668
Net realized gain	$20,495,060
Change in unrealized appreciation (depreciation) —
Investments	$143,749,584
Swap contracts	3,530,883
Net change in unrealized appreciation (depreciation)	$147,280,467

Net realized and unrealized gain	$167,775,527

Net increase in net assets from operations	$392,809,743

8	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

October 31, 2012

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2012	2011
From operations —
Net investment income	$225,034,216	$204,506,561
Net realized gain from investment transactions and swap contracts	20,495,060	2,953,725
Net change in unrealized appreciation (depreciation) from investments and swap contracts	147,280,467	(70,317,707)
Net increase in net assets from operations	$392,809,743	$137,142,579
Distributions to shareholders —
From net investment income
Class A	$(108,421,907)	$(115,748,177)
Class B	(4,045,720)	(6,658,945)
Class C	(17,117,660)	(18,471,446)
Class I	(116,381,617)	(74,579,270)
Class R	(2,117,277)	(2,230,862)
Tax return of capital
Class A	(3,548,514)	—
Class B	(132,411)	—
Class C	(560,240)	—
Class I	(3,809,026)	—
Class R	(69,296)	—
Total distributions to shareholders	$(256,203,668)	$(217,688,700)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$876,344,350	$448,762,846
Class B	5,674,127	10,610,710
Class C	98,513,545	70,366,102
Class I	1,348,305,899	806,336,953
Class R	15,366,879	15,361,010
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	101,761,836	96,524,327
Class B	3,354,742	4,217,041
Class C	14,334,816	11,886,885
Class I	104,405,965	60,702,560
Class R	1,995,714	1,920,952
Cost of shares redeemed
Class A	(489,871,063)	(602,533,721)
Class B	(10,586,440)	(18,880,158)
Class C	(52,793,153)	(82,896,085)
Class I	(471,097,438)	(359,042,932)
Class R	(13,223,532)	(14,545,887)
Net asset value of shares exchanged
Class A	20,735,723	28,644,074
Class B	(20,735,723)	(28,644,074)
Redemption fees	—	12,924
Net increase in net assets from Fund share transactions	$1,532,486,247	$448,803,527

Net increase in net assets	$1,669,092,322	$368,257,406

Net Assets
At beginning of year	$2,964,405,899	$2,596,148,493
At end of year	$4,633,498,221	$2,964,405,899

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(5,757,190)	$4,186,600

9	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

October 31, 2012

Financial Highlights

	Class A
	Year Ended October 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$5.720	$5.850	$5.400	$4.330	$6.370

Income (Loss) From Operations
Net investment income(1)	$0.355	$0.423	$0.466	$0.459	$0.496
Net realized and unrealized gain (loss)	0.252	(0.103)	0.475	1.119	(2.033)

Total income (loss) from operations	$0.607	$0.320	$0.941	$1.578	$(1.537)

Less Distributions
From net investment income	$(0.394)	$(0.450)	$(0.491)	$(0.508)	$(0.503)
Tax return of capital	(0.013)	—	—	—	—

Total distributions	$(0.407)	$(0.450)	$(0.491)	$(0.508)	$(0.503)

Redemption fees(1)	$—	$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000 (2)

Net asset value — End of year	$5.920	$5.720	$5.850	$5.400	$4.330

Total Return(3)	11.00%	5.60%	17.98%	39.78%	(25.77)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,997,735	$1,428,797	$1,494,894	$1,382,206	$936,790
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.02%	1.02%	1.04%	1.11%	1.07%
Net investment income	6.12%	7.25%	8.32%	10.10%	8.52%
Portfolio Turnover of the Portfolio	64%	70%	75%	74%	54%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

10	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

October 31, 2012

Financial Highlights — continued

	Class B
	Year Ended October 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$5.720	$5.860	$5.410	$4.330	$6.370

Income (Loss) From Operations
Net investment income(1)	$0.317	$0.382	$0.425	$0.430	$0.452
Net realized and unrealized gain (loss)	0.257	(0.116)	0.477	1.118	(2.034)

Total income (loss) from operations	$0.574	$0.266	$0.902	$1.548	$(1.582)

Less Distributions
From net investment income	$(0.352)	$(0.406)	$(0.452)	$(0.468)	$(0.458)
Tax return of capital	(0.012)	—	—	—	—

Total distributions	$(0.364)	$(0.406)	$(0.452)	$(0.468)	$(0.458)

Redemption fees(1)	$—	$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000 (2)

Net asset value — End of year	$5.930	$5.720	$5.860	$5.410	$4.330

Total Return(3)	10.38%	4.63%	17.35%	38.55%	(26.35)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$56,321	$76,367	$110,968	$113,900	$99,181
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.77%	1.77%	1.79%	1.86%	1.82%
Net investment income	5.48%	6.53%	7.59%	9.51%	7.76%
Portfolio Turnover of the Portfolio	64%	70%	75%	74%	54%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

11	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

October 31, 2012

Financial Highlights — continued

	Class C
	Year Ended October 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$5.720	$5.860	$5.410	$4.330	$6.370

Income (Loss) From Operations
Net investment income(1)	$0.313	$0.380	$0.424	$0.430	$0.452
Net realized and unrealized gain (loss)	0.261	(0.114)	0.478	1.119	(2.034)

Total income (loss) from operations	$0.574	$0.266	$0.902	$1.549	$(1.582)

Less Distributions
From net investment income	$(0.352)	$(0.406)	$(0.452)	$(0.469)	$(0.458)
Tax return of capital	(0.012)	—	—	—	—

Total distributions	$(0.364)	$(0.406)	$(0.452)	$(0.469)	$(0.458)

Redemption fees(1)	$—	$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000 (2)

Net asset value — End of year	$5.930	$5.720	$5.860	$5.410	$4.330

Total Return(3)	10.37%	4.63%	17.34%	38.58%	(26.35)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$318,029	$247,649	$255,375	$210,403	$129,369
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.77%	1.77%	1.79%	1.86%	1.82%
Net investment income	5.39%	6.50%	7.55%	9.42%	7.77%
Portfolio Turnover of the Portfolio	64%	70%	75%	74%	54%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

12	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

October 31, 2012

Financial Highlights — continued

	Class I
	Year Ended October 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$5.720	$5.860	$5.410	$4.330	$6.370

Income (Loss) From Operations
Net investment income(1)	$0.367	$0.434	$0.477	$0.473	$0.506
Net realized and unrealized gain (loss)	0.265	(0.109)	0.478	1.128	(2.028)

Total income (loss) from operations	$0.632	$0.325	$0.955	$1.601	$(1.522)

Less Distributions
From net investment income	$(0.409)	$(0.465)	$(0.505)	$(0.521)	$(0.518)
Tax return of capital	(0.013)	—	—	—	—

Total distributions	$(0.422)	$(0.465)	$(0.505)	$(0.521)	$(0.518)

Redemption fees(1)	$—	$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000 (2)

Net asset value — End of year	$5.930	$5.720	$5.860	$5.410	$4.330

Total Return(3)	11.46%	5.68%	18.47%	40.20%	(25.58)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,224,443	$1,179,925	$705,118	$410,590	$241,204
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.77%	0.77%	0.79%	0.86%	0.82%
Net investment income	6.32%	7.45%	8.49%	10.43%	9.14%
Portfolio Turnover of the Portfolio	64%	70%	75%	74%	54%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

13	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

October 31, 2012

Financial Highlights — continued

	Class R
	Year Ended October 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$5.720	$5.850	$5.400	$4.330	$6.370

Income (Loss) From Operations
Net investment income(1)	$0.342	$0.408	$0.452	$0.450	$0.481
Net realized and unrealized gain (loss)	0.251	(0.103)	0.475	1.115	(2.033)

Total income (loss) from operations	$0.593	$0.305	$0.927	$1.565	$(1.552)

Less Distributions
From net investment income	$(0.381)	$(0.435)	$(0.477)	$(0.495)	$(0.488)
Tax return of capital	(0.012)	—	—	—	—

Total distributions	$(0.393)	$(0.435)	$(0.477)	$(0.495)	$(0.488)

Redemption fees(1)	$—	$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000 (2)

Net asset value — End of year	$5.920	$5.720	$5.850	$5.400	$4.330

Total Return(3)	10.73%	5.33%	17.69%	39.38%	(25.96)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$36,971	$31,668	$29,793	$20,008	$11,318
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.27%	1.27%	1.29%	1.36%	1.32%
Net investment income	5.90%	6.99%	8.05%	9.85%	8.30%
Portfolio Turnover of the Portfolio	64%	70%	75%	74%	54%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

14	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

October 31, 2012

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Income Fund of Boston (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Boston Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (86.8% at October 31, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $163,317,208 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($83,921,092), October 31, 2017 ($77,345,106) and October 31, 2019 ($2,051,010). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2012.

During the year ended October 31, 2012, a capital loss carryforward of $8,621,250 was utilized to offset net realized gains by the Fund.

As of October 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

15

Eaton Vance

Income Fund of Boston

October 31, 2012

Notes to Financial Statements — continued

H  Redemption Fees — Prior to January 1, 2011 and upon the redemption or exchange of shares by Class A, Class I and Class R shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective January 1, 2011, Class A, Class I and Class R shares are no longer subject to a redemption fee.

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended October 31, 2012 and October 31, 2011 was as follows:

	Year Ended October 31,
	2012	2011

Distributions declared from:
Ordinary income	$248,084,181	$217,688,700
Tax return of capital	$8,119,487	$—

During the year ended October 31, 2012, accumulated net realized loss was increased by $13,106,175 and accumulated distributions in excess of net investment income was decreased by $13,106,175 due to differences between book and tax accounting, primarily for swap contracts, premium amortization, investments in partnerships, defaulted bond interest and paydown gain (loss). These reclassifications had no effect on the net assets or net assets value per share of the Fund.

As of October 31, 2012, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Capital loss carryforward	$(163,317,208)
Net unrealized appreciation	$153,191,174
Other temporary differences	$(2,467,574)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, swap contracts, premium amortization, the timing of recognizing distributions to shareholders, defaulted bond interest and partnership allocations.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended October 31, 2012, EVM earned $96,057 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $487,610 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2012. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

16

Eaton Vance

Income Fund of Boston

October 31, 2012

Notes to Financial Statements — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2012 amounted to $4,009,288 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the year ended October 31, 2012, the Fund paid or accrued to EVD $495,589 and $2,121,186 for Class B and Class C shares, respectively, representing 0.75% of the average daily net assets of Class B and Class C shares. At October 31, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $6,475,000 and $32,406,000, respectively. The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended October 31, 2012, the Fund paid or accrued to EVD $80,902 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended October 31, 2012 amounted to $165,196, $707,062 and $80,902 for Class B, Class C and Class R shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the year ended October 31, 2012, the Fund was informed that EVD received approximately $10,000, $83,000 and $32,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the year ended October 31, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,477,565,443 and $182,871,972, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended October 31,
Class A	2012	2011

Sales	150,850,376	77,103,982
Issued to shareholders electing to receive payments of distributions in Fund shares	17,522,965	16,561,468
Redemptions	(84,726,646)	(103,897,109)
Exchange from Class B shares	3,589,096	4,893,437

Net increase (decrease)	87,235,791	(5,338,222)

17

Eaton Vance

Income Fund of Boston

October 31, 2012

Notes to Financial Statements — continued

	Year Ended October 31,
Class B	2012	2011

Sales	984,995	1,812,014
Issued to shareholders electing to receive payments of distributions in Fund shares	578,994	722,578
Redemptions	(1,828,759)	(3,236,461)
Exchange to Class A shares	(3,585,193)	(4,886,019)

Net decrease	(3,849,963)	(5,587,888)

	Year Ended October 31,
Class C	2012	2011

Sales	16,978,843	12,048,040
Issued to shareholders electing to receive payments of distributions in Fund shares	2,466,561	2,039,003
Redemptions	(9,098,750)	(14,377,397)

Net increase (decrease)	10,346,654	(290,354)

	Year Ended October 31,
Class I	2012	2011

Sales	232,526,602	138,301,124
Issued to shareholders electing to receive payments of distributions in Fund shares	17,949,264	10,438,215
Redemptions	(81,470,852)	(62,775,879)

Net increase	169,005,014	85,963,460

	Year Ended October 31,
Class R	2012	2011

Sales	2,645,044	2,628,907
Issued to shareholders electing to receive payments of distributions in Fund shares	343,817	329,621
Redemptions	(2,287,893)	(2,507,152)

Net increase	700,968	451,376

For the year ended October 31, 2011, the Fund received $12,924 in redemption fees.

18

Eaton Vance

Income Fund of Boston

October 31, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Series Trust II and Shareholders of Eaton Vance Income Fund of Boston:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Income Fund of Boston (the “Fund”) (one of the funds constituting Eaton Vance Series Trust II) as of October 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Income Fund of Boston as of October 31, 2012, the results of its operations for the year the ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 20, 2012

19

Eaton Vance

Income Fund of Boston

October 31, 2012

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2013 will show the tax status of all distributions paid to your account in calendar year 2012. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

20

Boston Income Portfolio

October 31, 2012

Portfolio of Investments

Corporate Bonds & Notes — 81.8%

Security	Principal Amount (000’s omitted)	Value

Aerospace — 0.7%
Alliant Techsystems, Inc., Sr. Sub. Notes, 6.875%, 9/15/20	$2,335	$2,568,500
Huntington Ingalls Industries, Inc., Sr. Notes, 6.875%, 3/15/18	2,925	3,173,625
Huntington Ingalls Industries, Inc., Sr. Notes, 7.125%, 3/15/21	7,245	7,824,600
TransDigm, Inc., Sr. Sub. Notes, 7.75%, 12/15/18	23,210	25,705,075

		$39,271,800

Automotive & Auto Parts — 2.2%
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(1)	$5,867	$6,365,695
American Axle & Manufacturing, Inc., Sr. Notes, 9.25%, 1/15/17(1)	9,892	11,116,135
Chrysler Group, LLC, 8.25%, 6/15/21	11,460	12,305,175
Continental Rubber of America Corp., Sr. Notes, 4.50%, 9/15/19(1)	16,355	16,747,520
Ford Motor Credit Co., LLC, Sr. Notes, 5.75%, 2/1/21	8,340	9,541,844
Ford Motor Credit Co., LLC, Sr. Notes, 5.875%, 8/2/21	4,360	5,024,669
Ford Motor Credit Co., LLC, Sr. Notes, 8.125%, 1/15/20	4,565	5,815,039
Ford Motor Credit Co., LLC, Sr. Notes, 12.00%, 5/15/15	4,785	5,933,400
General Motors Financial Co., Inc., Sr. Notes, 4.75%, 8/15/17(1)	14,565	14,921,784
General Motors Financial Co., Inc., Sr. Notes, 6.75%, 6/1/18	4,760	5,281,134
Meritor, Inc., Sr. Notes, 10.625%, 3/15/18	6,220	6,305,525
Tomkins, LLC/Tomkins, Inc., 9.00%, 10/1/18	2,450	2,756,250
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes, 10.625%, 9/1/17(1)	9,217	10,058,051
Visteon Corp., Sr. Notes, 6.75%, 4/15/19	5,690	5,882,038

		$118,054,259

Banks and Thrifts — 1.9%
Ally Financial, Inc., Sr. Notes, 0.00%, 6/15/15	$9,580	$8,669,900
Ally Financial, Inc., Sr. Notes, 2.618%, 12/1/14(2)	3,405	3,366,653
Ally Financial, Inc., Sr. Notes, 4.625%, 6/26/15	7,740	8,045,281
Ally Financial, Inc., Sr. Notes, 5.50%, 2/15/17	16,320	17,279,926
Ally Financial, Inc., Sr. Notes, 6.25%, 12/1/17	13,360	14,716,868
Ally Financial, Inc., Sr. Notes, 8.00%, 11/1/31	39,730	47,477,350

		$99,555,978

Broadcasting — 0.4%
AMC Networks, Inc., Sr. Notes, 7.75%, 7/15/21	$3,920	$4,459,000
Crown Media Holdings, Inc., Sr. Notes, 10.50%, 7/15/19	3,385	3,833,513

Security	Principal Amount (000’s omitted)	Value

Broadcasting (continued)
Starz, LLC/Starz Finance Corp., Sr. Notes, 5.00%, 9/15/19(1)	$12,575	$12,920,812

		$21,213,325

Building Materials — 1.4%
HD Supply, Inc., Sr. Notes, 8.125%, 4/15/19(1)	$4,110	$4,531,275
Interface, Inc., Sr. Notes, 7.625%, 12/1/18	3,155	3,427,119
Interline Brands, Inc., Sr. Notes, 7.50%, 11/15/18	15,250	16,546,250
Isabelle Acquisition Sub, Inc., Sr. Notes, 10.00%, 11/15/18(1)(3)	14,685	15,878,156
Nortek, Inc., Sr. Notes, 8.50%, 4/15/21(1)	12,610	13,555,750
Nortek, Inc., Sr. Notes, 8.50%, 4/15/21	7,721	8,338,680
Nortek, Inc., Sr. Notes, 10.00%, 12/1/18	8,590	9,567,112
Rexel SA, Sr. Notes, 6.125%, 12/15/19(1)	4,390	4,521,700

		$76,366,042

Cable / Satellite TV — 3.1%
Cablevision Systems Corp., Sr. Notes, 5.875%, 9/15/22	$15,000	$14,962,500
Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	7,985	8,913,256
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 5.25%, 9/30/22	21,705	21,922,050
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 6.50%, 4/30/21	6,490	6,928,075
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.00%, 1/15/19	1,510	1,630,800
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.25%, 10/30/17	4,455	4,889,363
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.375%, 6/1/20	12,875	14,484,375
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.875%, 4/30/18	5,005	5,430,425
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.125%, 4/30/20	940	1,062,200
Cequel Communications Escrow I, LLC/Cequel Communications Escrow Capital Corp., Sr. Notes, 6.375%, 9/15/20(1)	9,810	9,981,675
CSC Holdings, LLC, Sr. Notes, 6.75%, 11/15/21(1)	21,715	24,266,512
DISH DBS Corp., Sr. Notes, 6.75%, 6/1/21	14,740	16,490,375
Mediacom, LLC/Mediacom Capital Corp., Sr. Notes, 9.125%, 8/15/19	2,810	3,126,125
UPCB Finance V, Ltd., Sr. Notes, 7.25%, 11/15/21(1)	10,970	12,121,850
UPCB Finance VI, Ltd., Sr. Notes, 6.875%, 1/15/22(1)	10,550	11,341,250
Virgin Media Finance PLC, Sr. Notes, 4.875%, 2/15/22	10,865	11,027,975

		$168,578,806

21	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Capital Goods — 1.0%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$2,479	$2,516,185
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(1)	9,585	10,351,800
Belden, Inc., Sr. Sub. Notes, 5.50%, 9/1/22(1)	5,470	5,593,075
CNH Capital, LLC, Sr. Notes, 6.25%, 11/1/16(1)	7,295	7,915,075
General Cable Corp., Sr. Notes, 5.75%, 10/1/22(1)	9,470	9,683,075
Manitowoc Co., Inc. (The), Sr. Notes, 5.875%, 10/15/22	8,180	8,220,900
Manitowoc Co., Inc. (The), Sr. Notes, 9.50%, 2/15/18	2,475	2,778,188
SPL Logistics Escrow, LLC/SPL Logistics Finance Corp., Sr. Notes, 8.875%, 8/1/20(1)	5,110	5,454,925

		$52,513,223

Chemicals — 3.5%
Ashland, Inc., Sr. Notes, 4.75%, 8/15/22(1)	$3,845	$3,941,125
Celanese US Holdings, LLC, Sr. Notes, 5.875%, 6/15/21	3,350	3,735,250
Celanese US Holdings, LLC, Sr. Notes, 6.625%, 10/15/18	2,745	3,005,775
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	9,045	11,115,473
Chemtura Corp., Sr. Notes, 7.875%, 9/1/18	6,300	6,630,750
Ineos Finance PLC, Sr. Notes, 8.375%, 2/15/19(1)	19,515	20,563,931
Koppers, Inc., Sr. Notes, 7.875%, 12/1/19	2,130	2,348,325
Kraton Polymers, LLC, Sr. Notes, 6.75%, 3/1/19	3,425	3,544,875
LyondellBasell Industries N.V., Sr. Notes, 5.00%, 4/15/19	48,085	52,292,438
LyondellBasell Industries N.V., Sr. Notes, 5.75%, 4/15/24	32,820	38,153,250
NOVA Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	5,500	6,084,375
PolyOne Corp., Sr. Notes, 7.375%, 9/15/20	1,830	1,980,975
Polypore International, Inc., Sr. Notes, 7.50%, 11/15/17	2,290	2,484,650
Rockwood Specialties Group, Inc., Sr. Notes, 4.625%, 10/15/20	15,785	16,317,744
Taminco Global Chemical Corp., Sr. Sub. Notes, 9.75%, 3/31/20(1)	2,165	2,359,850
Tronox Finance, LLC, Sr. Notes, 6.375%, 8/15/20(1)	12,265	12,280,331

		$186,839,117

Consumer Products — 1.5%
Libbey Glass, Inc., Sr. Notes, 6.875%, 5/15/20(1)	$3,700	$3,959,000
Mead Products, LLC/ACCO Brands Corp., Sr. Notes, 6.75%, 4/30/20(1)	23,980	24,609,475
Radio Systems Corp., Sr. Notes, 8.375%, 11/1/19(1)	7,690	7,863,025
Revlon Consumer Products Corp., 9.75%, 11/15/15	11,850	12,546,187
Scotts Miracle-Gro Co. (The), Sr. Notes, 7.25%, 1/15/18	4,525	4,903,969
Serta Simmons Holdings, LLC, Sr. Notes, 8.125%, 10/1/20(1)	9,765	9,899,269

Security	Principal Amount (000’s omitted)	Value

Consumer Products (continued)
Spectrum Brands, Inc., Sr. Notes, 6.75%, 3/15/20(1)	$7,160	$7,347,950
Spectrum Brands, Inc., Sr. Notes, 9.50%, 6/15/18(1)	3,905	4,432,175
Wolverine World Wide, Inc., Sr. Notes, 6.125%, 10/15/20(1)	5,060	5,294,025

		$80,855,075

Containers — 1.5%
Ball Corp., Sr. Notes, 5.00%, 3/15/22	$5,230	$5,543,800
BOE Merger Corp., Sr. Notes, 9.50%, 11/1/17(1)(3)	7,845	7,864,612
BWAY Holding Co., Sr. Notes, 10.00%, 6/15/18	1,855	2,068,325
Reynolds Group Holdings, Inc., Sr. Notes, 5.75%, 10/15/20(1)	15,000	15,187,500
Reynolds Group Holdings, Inc., Sr. Notes, 6.875%, 2/15/21	13,555	14,469,962
Reynolds Group Holdings, Inc., Sr. Notes, 7.125%, 4/15/19	8,085	8,650,950
Reynolds Group Holdings, Inc., Sr. Notes, 7.875%, 8/15/19	5,025	5,477,250
Reynolds Group Holdings, Inc., Sr. Notes, 9.00%, 4/15/19	2,775	2,823,563
Reynolds Group Holdings, Inc., Sr. Notes, 9.875%, 8/15/19	8,420	8,862,050
Sealed Air Corp., Sr. Notes, 8.375%, 9/15/21(1)	9,925	10,967,125

		$81,915,137

Diversified Financial Services — 4.6%
Air Lease Corp., Sr. Notes, 4.50%, 1/15/16(1)	$31,740	$31,898,700
Alliance Data Systems Corp., Sr. Notes, 6.375%, 4/1/20(1)	5,350	5,704,438
AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/17/16(1)	15,472	16,555,459
CIT Group, Inc., Sr. Notes, 4.25%, 8/15/17	8,165	8,411,754
CIT Group, Inc., Sr. Notes, 4.75%, 2/15/15(1)	30,710	31,938,400
CIT Group, Inc., Sr. Notes, 5.00%, 8/15/22	2,545	2,647,347
CIT Group, Inc., Sr. Notes, 5.25%, 3/15/18	2,775	2,962,313
CIT Group, Inc., Sr. Notes, 5.375%, 5/15/20	1,275	1,367,438
CIT Group, Inc., Sr. Notes, 5.50%, 2/15/19(1)	5,730	6,138,263
E*TRADE Financial Corp., Sr. Notes, 7.875%, 12/1/15	3,000	3,056,250
E*TRADE Financial Corp., Sr. Notes, 12.50%, 11/30/17	24,095	27,408,062
International Lease Finance Corp., Sr. Notes, 5.875%, 5/1/13	12,395	12,720,369
International Lease Finance Corp., Sr. Notes, 6.25%, 5/15/19	7,200	7,790,803
International Lease Finance Corp., Sr. Notes, 8.25%, 12/15/20	16,365	19,331,156
International Lease Finance Corp., Sr. Notes, 8.625%, 1/15/22	9,855	11,961,506

22	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services (continued)
International Lease Finance Corp., Sr. Notes, 8.75%, 3/15/17	$5,350	$6,273,678
International Lease Finance Corp., Sr. Notes, (MTN), 5.65%, 6/1/14	11,900	12,539,625
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., Sr. Notes, 5.625%, 3/15/20(1)	18,665	19,691,575
Nuveen Investments, Inc., Sr. Notes, 9.50%, 10/15/20(1)	16,010	16,210,125

		$244,607,261

Diversified Media — 2.4%
Catalina Marketing Corp., Sr. Notes, 10.50%, 10/1/15(1)(3)	$9,694	$9,815,175
Catalina Marketing Corp., Sr. Sub. Notes, 11.625%, 10/1/17(1)	13,835	13,489,125
Clear Channel Worldwide Holdings, Inc., Sr. Notes, 9.25%, 12/15/17	4,900	5,267,500
Clear Channel Worldwide Holdings, Inc., Series A, Sr. Sub. Notes, 7.625%, 3/15/20	2,005	1,899,738
LBI Media, Inc., Sr. Notes, 9.25%, 4/15/19(1)	6,460	6,169,300
LBI Media, Inc., Sr. Notes, 11.00%, 10/15/13	1,860	511,500
Logo Merger Sub Corp., Sr. Notes, 8.375%, 10/15/20(1)	10,365	10,572,300
MDC Partners, Inc., Sr. Notes, 11.00%, 11/1/16	9,210	10,084,950
National CineMedia, LLC, Sr. Notes, 6.00%, 4/15/22(1)	8,240	8,734,400
National CineMedia, LLC, Sr. Notes, 7.875%, 7/15/21	3,450	3,786,375
Nielsen Finance, LLC, Sr. Notes, 4.50%, 10/1/20(1)	15,790	15,790,000
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	283	319,790
WMG Acquisition Corp., Sr. Notes, 6.00%, 1/15/21(1)	14,405	14,513,037
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	2,195	2,422,731
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	10,615	11,742,844
WMG Acquisition Corp., Sr. Notes, 11.50%, 10/1/18	11,635	13,176,637

		$128,295,402

Energy — 11.9%
AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Notes, 6.75%, 5/20/20	$10,050	$10,854,000
AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Notes, 7.00%, 5/20/22	12,560	13,706,100
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Notes, 6.25%, 8/20/19	5,490	5,791,950
Atwood Oceanics, Inc., Sr. Notes, 6.50%, 2/1/20	5,075	5,481,000
Berry Petroleum Co., Sr. Notes, 6.375%, 9/15/22	26,395	27,648,762
Bristow Group, Inc., Sr. Notes, 6.25%, 10/15/22	9,970	10,468,500
Calfrac Holdings, LP, Sr. Notes, 7.50%, 12/1/20(1)	2,860	2,845,700
Chesapeake Energy Corp., Sr. Notes, 6.125%, 2/15/21	8,205	8,348,587
Chesapeake Energy Corp., Sr. Notes, 6.775%, 3/15/19	855	858,206
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., Sr. Notes, 6.625%, 11/15/19(1)	3,875	3,710,313

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Concho Resources, Inc., Sr. Notes, 5.50%, 4/1/23	$9,190	$9,672,475
Concho Resources, Inc., Sr. Notes, 6.50%, 1/15/22	4,730	5,214,825
Concho Resources, Inc., Sr. Notes, 7.00%, 1/15/21	5,535	6,171,525
Continental Resources, Inc., Sr. Notes, 5.00%, 9/15/22(1)	31,365	33,129,281
Continental Resources, Inc., Sr. Notes, 5.00%, 9/15/22	9,180	9,707,850
Continental Resources, Inc., Sr. Notes, 7.125%, 4/1/21	2,290	2,587,700
CVR Refining, LLC/Coffeyville Finance, Inc., Sr. Notes, 6.50%, 11/1/22(1)	15,640	15,366,300
Denbury Resources, Inc., Sr. Sub. Notes, 8.25%, 2/15/20	5,335	6,068,563
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	9,875	10,566,250
EP Energy, LLC/EP Energy Finance, Inc., Sr. Notes, 6.875%, 5/1/19(1)	18,495	20,067,075
EP Energy, LLC/EP Energy Finance, Inc., Sr. Notes, 9.375%, 5/1/20(1)	13,545	15,034,950
EP Energy, LLC/Everest Acquisition Finance, Inc., Sr. Notes, 7.75%, 9/1/22(1)	4,120	4,284,800
EPL Oil & Gas, Inc., Sr. Notes, 8.25%, 2/15/18(1)	9,450	9,402,750
Forest Oil Corp., Sr. Notes, 7.50%, 9/15/20(1)	12,640	12,956,000
Frontier Oil Corp., Sr. Notes, 6.875%, 11/15/18	1,825	1,952,750
FTS International Services, LLC/FTS International Bonds, Inc., Sr. Notes, 8.125%, 11/15/18(1)	15,742	16,529,100
Halcon Resources Corp., Sr. Notes, 8.875%, 5/15/21(1)	6,305	6,407,456
Halcon Resources Corp., Sr. Notes, 9.75%, 7/15/20(1)	10,765	11,410,900
Harvest Operations Corp., Sr. Notes, 6.875%, 10/1/17	2,710	2,981,000
Holly Corp., Sr. Notes, 9.875%, 6/15/17	5,995	6,564,525
Holly Energy Partners LP/Holly Energy Finance Corp., Sr. Notes, 6.50%, 3/1/20(1)	2,605	2,748,275
Kodiak Oil & Gas Corp., Sr. Notes, 8.125%, 12/1/19(1)	20,655	22,617,225
Laredo Petroleum, Inc., Sr. Notes, 7.375%, 5/1/22	13,068	14,309,460
Laredo Petroleum, Inc., Sr. Notes, 9.50%, 2/15/19	9,050	10,317,000
MEG Energy Corp., Sr. Notes, 6.375%, 1/30/23(1)	10,980	11,803,500
Newfield Exploration Co., Sr. Notes, 5.625%, 7/1/24	13,000	13,910,000
Oasis Petroleum, Inc., Sr. Notes, 6.50%, 11/1/21	3,365	3,575,313
Oasis Petroleum, Inc., Sr. Notes, 6.875%, 1/15/23	14,595	15,543,675
Offshore Group Investment, Ltd., Sr. Notes, 7.50%, 11/1/19(1)	12,615	12,488,850
OGX Austria GmbH, Sr. Notes, 8.50%, 6/1/18(1)	8,545	7,498,238
Oil States International, Inc., Sr. Notes, 6.50%, 6/1/19	9,420	10,055,850
PBF Holding Co., LLC/PBF Finance Corp., Sr. Notes, 8.25%, 2/15/20(1)	4,080	4,304,400
PetroBakken Energy, Ltd., Sr. Notes, 8.625%, 2/1/20(1)	9,925	10,173,125
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	3,885	4,249,122
Plains Exploration & Production Co., Sr. Notes, 6.875%, 2/15/23	25,210	25,210,000
Precision Drilling Corp., Sr. Notes, 6.50%, 12/15/21	7,945	8,441,562

23	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Precision Drilling Corp., Sr. Notes, 6.625%, 11/15/20	$3,450	$3,708,750
QEP Resources, Inc., Sr. Notes, 5.25%, 5/1/23	9,620	10,076,950
Range Resources Corp., Sr. Sub. Notes, 5.00%, 8/15/22	4,700	4,935,000
Range Resources Corp., Sr. Sub. Notes, 6.75%, 8/1/20	5,485	6,074,638
Rosetta Resources, Inc., Sr. Notes, 9.50%, 4/15/18	3,375	3,742,031
Sabine Pass LNG, LP, Sr. Notes, 6.50%, 11/1/20(1)	12,645	12,945,319
Seadrill, Ltd., Sr. Notes, 5.625%, 9/15/17(1)	33,455	33,622,275
SESI, LLC, Sr. Notes, 6.375%, 5/1/19	11,995	12,894,625
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	575	576,075
SM Energy Co., Sr. Notes, 6.50%, 1/1/23	8,890	9,334,500
Southwestern Energy Co., Sr. Notes, 7.50%, 2/1/18	9,050	11,183,791
Tesoro Corp., Sr. Notes, 5.375%, 10/1/22	12,645	13,245,637
Venoco, Inc., Sr. Notes, 8.875%, 2/15/19	13,000	11,505,000
Venoco, Inc., Sr. Notes, 11.50%, 10/1/17	1,870	1,898,050
WPX Energy, Inc., Sr. Notes, 5.25%, 1/15/17	2,770	2,970,825
WPX Energy, Inc., Sr. Notes, 6.00%, 1/15/22	21,835	23,472,625

		$635,220,879

Entertainment / Film — 0.5%
AMC Entertainment, Inc., Sr. Notes, 8.75%, 6/1/19	$6,845	$7,597,950
Cinemark USA, Inc., Sr. Sub. Notes, 7.375%, 6/15/21	2,395	2,652,463
NAI Entertainment Holdings, LLC, Sr. Notes, 8.25%, 12/15/17(1)	2,588	2,892,090
Regal Cinemas Corp., Sr. Notes, 8.625%, 7/15/19	2,660	2,939,300
Regal Entertainment Group, Sr. Notes, 9.125%, 8/15/18	10,655	11,880,325

		$27,962,128

Environmental — 0.5%
ADS Waste Holdings, Inc., Sr. Notes, 8.25%, 10/1/20(1)	$6,410	$6,650,375
Casella Waste Systems, Inc., 11.00%, 7/15/14	2,350	2,484,244
Casella Waste Systems, Inc., Sr. Sub. Notes, 7.75%, 2/15/19	1,405	1,383,925
Clean Harbors, Inc., Sr. Notes, 5.25%, 8/1/20(1)	5,440	5,603,200
Covanta Holding Corp., Sr. Notes, 6.375%, 10/1/22	8,930	9,758,454

		$25,880,198

Food / Beverage / Tobacco — 1.6%
Alphabet Holding Co., Inc., Sr. Notes, 7.75%, 11/1/17(1)(3)	$15,880	$16,058,650
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(1)(3)	7,468	6,074,212
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(1)	17,825	18,226,062
Constellation Brands, Inc., Sr. Notes, 4.625%, 3/1/23	8,190	8,384,513

Security	Principal Amount (000’s omitted)	Value

Food / Beverage / Tobacco (continued)
Constellation Brands, Inc., Sr. Notes, 6.00%, 5/1/22	$6,770	$7,717,800
Innovation Ventures LLC/Innovation Ventures Finance Corp., Sr. Notes, 9.50%, 8/15/19(1)	5,685	5,464,706
Michael Foods Group, Inc., Sr. Notes, 9.75%, 7/15/18	9,060	10,124,550
Post Holdings, Inc., Sr. Notes, 7.375%, 2/15/22(1)	4,660	4,968,725
Smithfield Foods, Inc., Sr. Notes, 6.625%, 8/15/22	10,790	11,329,500

		$88,348,718

Gaming — 4.0%
Boyd Acquisition Sub, LLC/Boyd Acquisition Finance Corp., Sr. Notes, 8.375%, 2/15/18(1)	$5,500	$5,651,250
Buffalo Thunder Development Authority, Sr. Notes, 9.375%, 12/15/14(1)(4)	11,355	4,087,800
Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	6,365	4,646,450
Caesars Entertainment Operating Co., Inc., Sr. Notes, 5.375%, 12/15/13	3,280	3,152,900
Caesars Entertainment Operating Co., Inc., Sr. Notes, 5.625%, 6/1/15	25,140	20,866,200
Caesars Entertainment Operating Co., Inc., Sr. Notes, 8.50%, 2/15/20(1)	16,260	16,016,100
Caesars Entertainment Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	8,315	9,042,562
Inn of the Mountain Gods Resort & Casino, Sr. Notes, 8.75%, 11/30/20(1)	1,485	1,457,156
Mandalay Resort Group, Sr. Sub. Notes, 7.625%, 7/15/13	2,965	3,061,363
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18	7,080	8,106,600
MGM Resorts International, Sr. Notes, 5.875%, 2/27/14	13,670	14,216,800
MGM Resorts International, Sr. Notes, 6.75%, 4/1/13	27,890	28,552,387
MGM Resorts International, Sr. Notes, 7.75%, 3/15/22	18,740	19,466,175
MGM Resorts International, Sr. Notes, 9.00%, 3/15/20	2,250	2,520,000
MGM Resorts International, Sr. Notes, 10.375%, 5/15/14	4,625	5,220,469
MGM Resorts International, Sr. Notes, 11.125%, 11/15/17	4,790	5,304,925
Mohegan Tribal Gaming Authority, 10.50%, 12/15/16(1)	10,945	10,425,112
Mohegan Tribal Gaming Authority, 11.50%, 11/1/17(1)	5,385	5,775,413
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.00%, 9/15/18(1)	10,140	7,617,675
Peninsula Gaming, LLC, 8.375%, 8/15/15	4,165	4,368,044
Peninsula Gaming, LLC, Sr. Notes, 10.75%, 8/15/17	11,540	13,054,625
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 8.625%, 4/15/16(1)	2,590	2,787,488
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(1)	9,455	8,651,325
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(1)(5)	7,121	3,858,659

24	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Gaming (continued)
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	$5,810	$6,550,775

		$214,458,253

Health Care — 9.5%
Accellent, Inc., Sr. Notes, 8.375%, 2/1/17	$11,860	$12,186,150
Air Medical Group Holdings, Inc., Sr. Notes, 9.25%, 11/1/18	10,230	11,073,975
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	6,345	6,646,388
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18	1,820	1,933,750
Bausch & Lomb, Inc., Sr. Notes, 9.875%, 11/1/15	11,730	12,081,900
Biomet, Inc., Sr. Notes, 6.50%, 8/1/20(1)	13,890	14,393,512
CDRT Holding Corp., Sr. Notes, 9.25%, 10/1/17(1)(3)	9,830	9,485,950
Community Health Systems, Inc., Sr. Notes, 5.125%, 8/15/18	13,515	14,055,600
Community Health Systems, Inc., Sr. Notes, 7.125%, 7/15/20	13,450	14,240,187
ConvaTec Healthcare E SA, Sr. Notes, 10.50%, 12/15/18(1)	19,210	20,938,900
DaVita HealthCare Partners, Inc., Sr. Notes, 5.75%, 8/15/22	24,230	25,441,500
DJO Finance, LLC/DJO Finance Corp., Sr. Notes, 8.75%, 3/15/18(1)	7,310	7,839,975
Elan Finance PLC/Elan Finance Corp., Sr. Notes, 6.25%, 10/15/19(1)	11,430	11,601,450
Emergency Medical Services Corp., Sr. Notes, 8.125%, 6/1/19	4,565	4,861,725
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.00%, 7/15/19	4,610	5,001,850
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.00%, 12/15/20	14,373	15,522,840
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.25%, 1/15/22	3,825	4,150,125
Fresenius Medical Care US Finance II, Inc., Sr. Notes, 5.625%, 7/31/19(1)	6,375	6,741,562
Fresenius Medical Care US Finance II, Inc., Sr. Notes, 5.875%, 1/31/22(1)	5,315	5,680,406
Fresenius US Finance II, Inc., Sr. Notes, 9.00%, 7/15/15(1)	3,685	4,246,963
HCA Holdings, Inc., Sr. Notes, 7.75%, 5/15/21	2,820	3,052,650
HCA, Inc., 9.875%, 2/15/17	6,315	6,788,625
HCA, Inc., Sr. Notes, 5.875%, 5/1/23	6,350	6,429,375
HCA, Inc., Sr. Notes, 6.25%, 2/15/13	4,500	4,575,938
HCA, Inc., Sr. Notes, 6.50%, 2/15/20	10,650	11,794,875
HCA, Inc., Sr. Notes, 7.50%, 2/15/22	10,400	11,674,000
Hologic, Inc., Sr. Notes, 6.25%, 8/1/20(1)	27,285	29,058,525
IMS Health, Inc., Sr. Notes, 6.00%, 11/1/20(1)	9,615	9,807,300
INC Research, LLC., Sr. Notes, 11.50%, 7/15/19(1)	6,435	6,499,350

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(1)	$18,765	$20,078,550
Kinetic Concepts, Inc./KCI USA, Inc., Sr. Notes, 12.50%, 11/1/19(1)	7,765	7,493,225
Multiplan, Inc., Sr. Notes, 9.875%, 9/1/18(1)	12,245	13,530,725
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(1)	8,444	9,098,410
Pharmaceutical Product Development, Inc., Sr. Notes, 9.50%, 12/1/19(1)	23,885	26,810,912
Physio-Control International, Inc., Sr. Notes, 9.875%, 1/15/19(1)	9,735	10,708,500
Polymer Group, Inc., Sr. Notes, 7.75%, 2/1/19	6,490	6,976,750
PSS World Medical, Inc., Sr. Notes, 6.375%, 3/1/22	12,520	15,008,350
ResCare, Inc., Sr. Notes, 10.75%, 1/15/19	9,675	10,836,000
Rural/Metro Corp., Sr. Notes, 10.125%, 7/15/19(1)	2,045	1,927,413
Stewart Enterprises, Inc., Sr. Notes, 6.50%, 4/15/19	1,900	2,049,625
STHI Holding Corp., 8.00%, 3/15/18(1)	9,840	10,578,000
Teleflex, Inc., Sr. Sub. Notes, 6.875%, 6/1/19	1,925	2,079,000
United Surgical Partners International, Inc., Sr. Notes, 9.00%, 4/1/20	8,475	9,322,500
Valeant Pharmaceuticals International, Sr. Notes, 6.375%, 10/15/20(1)	12,850	13,556,750
VPI Escrow Corp., Sr. Notes, 6.375%, 10/15/20(1)	16,060	16,983,450
VWR Funding, Inc., Sr. Notes, 7.25%, 9/15/17(1)	20,930	21,400,925
Warner Chilcott Co., LLC, Sr. Notes, 7.75%, 9/15/18	9,775	10,361,500

		$506,605,931

Homebuilders / Real Estate — 0.7%
CB Richard Ellis Service, Inc., Sr. Notes, 6.625%, 10/15/20	$10,555	$11,504,950
CB Richard Ellis Service, Inc., Sr. Notes, 11.625%, 6/15/17	22,945	25,641,038

		$37,145,988

Hotels — 0.1%
Choice Hotels International, Inc., Sr. Notes, 5.75%, 7/1/22	$2,680	$2,948,000

		$2,948,000

Insurance — 0.3%
Alliant Holdings I, Inc., Sr. Notes, 11.00%, 5/1/15(1)	$5,665	$5,868,940
Hub International, Ltd., Sr. Notes, 8.125%, 10/15/18(1)	8,565	8,843,363
USI Holdings Corp., Sr. Notes, 4.185%, 11/15/14(1)(2)	2,125	2,071,875

		$16,784,178

25	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Leisure — 1.5%
NCL Corp., Ltd., Sr. Notes, 9.50%, 11/15/18	$15,125	$16,788,750
NCL Corp., Ltd., Sr. Notes, 11.75%, 11/15/16	12,095	13,909,250
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	4,095	4,320,225
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	5,505	5,697,675
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	2,185	2,479,975
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	4,390	4,911,313
Royal Caribbean Cruises, Sr. Notes, 11.875%, 7/15/15	1,975	2,429,250
Seven Seas Cruises, S. DE R.L., Sr. Notes, 9.125%, 5/15/19	15,870	16,564,312
Vail Resorts, Inc., Sr. Sub. Notes, 6.50%, 5/1/19	2,420	2,637,800
Viking Cruises, Ltd., Sr. Notes, 8.50%, 10/15/22(1)	7,740	8,030,250

		$77,768,800

Metals / Mining — 2.7%
CONSOL Energy, Inc., Sr. Notes, 8.00%, 4/1/17	$5,395	$5,745,675
FMG Resources (August 2006) Pty, Ltd., Sr. Notes, 7.00%, 11/1/15(1)	28,835	29,267,525
IAMGOLD Corp., Sr. Notes, 6.75%, 10/1/20(1)	16,085	16,085,000
Molycorp, Inc., Sr. Notes, 10.00%, 6/1/20(1)	10,105	9,776,588
New Gold, Inc., Sr. Notes, 7.00%, 4/15/20(1)	4,265	4,542,225
Novelis, Inc., Sr. Notes, 8.375%, 12/15/17	4,800	5,244,000
Novelis, Inc., Sr. Notes, 8.75%, 12/15/20	9,225	10,216,688
Peabody Energy Corp., Sr. Notes, 6.00%, 11/15/18	17,105	17,831,962
Peabody Energy Corp., Sr. Notes, 6.25%, 11/15/21	14,665	15,214,937
Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, Sr. Notes, 8.375%, 6/1/20(1)	5,250	5,538,750
Quadra FNX Mining, Ltd., Sr. Notes, 7.75%, 6/15/19(1)	13,250	13,746,875
Rain CII Carbon, LLC, Sr. Notes, 8.00%, 12/1/18(1)	8,495	8,707,375
SunCoke Energy, Inc., Sr. Notes, 7.625%, 8/1/19	4,840	4,973,100

		$146,890,700

Paper — 0.6%
Boise Cascade, LLC/Boise Cascade Finance Corp., Sr. Notes, 6.375%, 11/1/20(1)	$1,900	$1,933,250
Boise Paper Holdings, LLC/Boise Co-Issuer Co., Sr. Notes, 8.00%, 4/1/20	1,805	1,985,500
Boise Paper Holdings, LLC/Boise Finance Co., Sr. Notes, 9.00%, 11/1/17	7,295	8,060,975
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	8,205	10,629,717
Smurfit Kappa Acquisitions, Sr. Notes, 4.875%, 9/15/18(1)	7,090	7,116,587

		$29,726,029

Security	Principal Amount (000’s omitted)	Value

Railroad — 0.1%
Kansas City Southern Mexico, Sr. Notes, 6.125%, 6/15/21	$2,635	$2,957,788

		$2,957,788

Restaurants — 0.6%
DineEquity, Inc., Sr. Notes, 9.50%, 10/30/18	$1,575	$1,781,719
NPC International, Inc., Sr. Notes, 10.50%, 1/15/20	16,985	19,596,444
Ruby Tuesday, Inc., Sr. Notes, 7.625%, 5/15/20(1)	10,995	10,486,481

		$31,864,644

Services — 5.7%
Aramark Holdings Corp., Sr. Notes, 8.625%, 5/1/16(1)(3)	$3,530	$3,618,285
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes, 8.25%, 1/15/19	5,720	6,270,550
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes, 9.75%, 3/15/20	20,135	23,029,406
Carlson Wagonlit BV, Sr. Notes, 6.875%, 6/15/19(1)	16,390	17,209,500
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	22,250	17,466,250
HDTFS, Inc., Sr. Notes, 6.25%, 10/15/22(1)	6,325	6,443,594
Hertz Corp., Sr. Notes, 7.50%, 10/15/18	9,637	10,504,330
Laureate Education, Inc., Sr. Notes, 9.25%, 9/1/19(1)	75,340	74,586,600
Laureate Education, Inc., Sr. Sub Notes, 12.75%, 8/15/17(1)	23,453	24,860,180
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 8.25%, 2/1/21	1,195	1,326,450
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 10.25%, 11/15/19	4,495	5,214,200
ServiceMaster Co., Sr. Notes, 7.00%, 8/15/20(1)	12,265	12,448,975
ServiceMaster Co., Sr. Notes, 8.00%, 2/15/20	5,145	5,427,975
Sitel, LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18	2,750	1,980,000
TransUnion Holding Co., Inc., Sr. Notes, 8.125%, 6/15/18(1)(3)	13,085	13,215,850
TransUnion Holding Co., Inc., Sr. Notes, 9.625%, 6/15/18	16,720	17,765,000
TransUnion LLC/TransUnion Financing Corp., Sr. Notes, 11.375%, 6/15/18	12,910	15,040,150
UR Merger Sub Corp., Sr. Notes, 7.375%, 5/15/20(1)	18,280	19,856,650
UR Merger Sub Corp., Sr. Notes, 7.625%, 4/15/22(1)	11,840	13,009,200
UR Merger Sub Corp., Sr. Notes, 10.875%, 6/15/16	15,075	16,808,625

		$306,081,770

Steel — 0.1%
JMC Steel Group, Inc., Sr. Notes, 8.25%, 3/15/18(1)	$7,020	$7,160,400

		$7,160,400

26	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Super Retail — 4.7%
Academy, Ltd./Academy Finance Corp., Sr. Notes, 9.25%, 8/1/19(1)	$12,105	$13,315,500
Claire’s Stores, Inc., Sr. Notes, 9.00%, 3/15/19(1)	8,525	8,940,594
Dollar General Corp., Sr. Notes, 4.125%, 7/15/17	3,785	3,974,250
Dufry Finance SCA, Sr. Notes, 5.50%, 10/15/20(1)	9,925	10,148,313
Express, LLC/Express Finance Corp., Sr. Notes, 8.75%, 3/1/18	28,225	30,694,687
Limited Brands, Inc., Sr. Notes, 5.625%, 2/15/22	16,835	18,244,931
Limited Brands, Inc., Sr. Notes, 6.625%, 4/1/21	26,680	30,648,650
Limited Brands, Inc., Sr. Notes, 8.50%, 6/15/19	12,810	15,580,163
Michaels Stores, Inc., Sr. Notes, 7.75%, 11/1/18(1)	6,315	6,812,306
Michaels Stores, Inc., Sr. Notes, 7.75%, 11/1/18	11,435	12,335,506
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16	4,553	4,763,576
Pantry, Inc., Sr. Notes, 8.375%, 8/1/20(1)	8,100	8,464,500
Party City Holdings, Inc., Sr. Notes, 8.875%, 8/1/20(1)	18,585	19,839,488
Petco Animal Supplies, Inc., Sr. Notes, 9.25%, 12/1/18(1)	13,955	15,472,606
Petco Holdings, Inc., Sr. Notes, 8.50%, 10/15/17(1)(3)	25,810	26,035,838
Sally Holdings, LLC/Sally Capital, Inc., Sr. Notes, 5.75%, 6/1/22	23,795	25,549,881
Sally Holdings, LLC/Sally Capital, Inc., Sr. Notes, 6.875%, 11/15/19	215	239,456

		$251,060,245

Technology — 3.2%
Avaya, Inc., Sr. Notes, 7.00%, 4/1/19(1)	$3,825	$3,509,437
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	11,345	10,153,775
Avaya, Inc., Sr. Notes, 10.125%, 11/1/15(1)	1	456
Avaya, Inc., Sr. Notes, 10.125%, 11/1/15	19,309	17,233,076
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18	2,215	2,309,138
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20	2,795	3,039,563
CommScope, Inc., Sr. Notes, 8.25%, 1/15/19(1)	4,540	4,914,550
First Data Corp., Sr. Notes, 6.75%, 11/1/20(1)	18,385	18,476,925
First Data Corp., Sr. Notes, 7.375%, 6/15/19(1)	13,365	13,899,600
Infor US, Inc., Sr. Notes, 9.375%, 4/1/19	21,375	23,726,250
Lender Processing Services, Inc., Sr. Notes, 5.75%, 4/15/23	9,490	10,083,125
NCR Corp., Sr. Notes, 5.00%, 7/15/22(1)	7,585	7,784,106
Nuance Communications, Inc., Sr. Notes, 5.375%, 8/15/20(1)	14,265	14,621,625
Seagate HDD Cayman, Sr. Notes, 7.00%, 11/1/21	11,895	12,489,750
SSI Investments II, Ltd./SSI Co-Issuer, LLC, Sr. Notes, 11.125%, 6/1/18	27,095	30,515,744

		$172,757,120

Security	Principal Amount (000’s omitted)	Value

Telecommunications — 6.5%
American Tower Corp., Sr. Notes, 5.05%, 9/1/20	$12,730	$14,316,820
Crown Castle International Corp., Sr. Notes, 5.25%, 1/15/23(1)	12,660	13,150,575
Digicel Group, Ltd., Sr. Notes, 10.50%, 4/15/18(1)	6,915	7,710,225
Digicel, Ltd., Sr. Notes, 8.25%, 9/1/17(1)	11,140	12,086,900
Digicel, Ltd., Sr. Notes, 12.00%, 4/1/14(1)	8,325	9,240,750
Equinix, Inc., Sr. Notes, 7.00%, 7/15/21	4,815	5,362,706
Hughes Satellite Systems Corp., Sr. Notes, 6.50%, 6/15/19	13,025	14,001,875
Inmarsat Finance PLC, Sr. Notes, 7.375%, 12/1/17(1)	4,620	5,001,150
Intelsat Jackson Holdings, Ltd., Sr. Notes, 7.25%, 10/15/20(1)	10,440	11,118,600
Intelsat Luxembourg SA, Sr. Notes, 11.50%, 2/4/17(3)	24,211	25,572,802
iPCS, Inc., 3.695%, 5/1/14(2)(3)	9,510	9,510,000
iPCS, Inc., Sr. Notes, 2.57%, 5/1/13(2)	2,450	2,450,000
Nextel Communications, Inc., Sr. Notes, 5.95%, 3/15/14	39,400	39,547,750
Nextel Communications, Inc., Sr. Notes, 7.375%, 8/1/15	6,430	6,454,112
SBA Communications Corp., Sr. Notes, 5.625%, 10/1/19(1)	12,625	12,877,500
SBA Telecommunications, Inc., Sr. Notes, 5.75%, 7/15/20(1)	9,585	10,004,344
SBA Telecommunications, Inc., Sr. Notes, 8.25%, 8/15/19	1,771	1,987,948
Sprint Capital Corp., Sr. Notes, 8.75%, 3/15/32	5,050	5,984,250
Sprint Nextel Corp., Sr. Notes, 6.00%, 12/1/16	6,315	6,820,200
Sprint Nextel Corp., Sr. Notes, 7.00%, 8/15/20	31,705	34,915,131
Sprint Nextel Corp., Sr. Notes, 8.375%, 8/15/17	2,000	2,330,000
Sprint Nextel Corp., Sr. Notes, 9.00%, 11/15/18(1)	28,115	34,792,312
Sprint Nextel Corp., Sr. Notes, 9.125%, 3/1/17	5,150	6,077,000
Sprint Nextel Corp., Sr. Notes, 9.25%, 4/15/22	2,000	2,400,000
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	12,665	14,121,475
Wind Acquisition Finance SA, Sr. Notes, 12.25%, 7/15/17(1)(3)	15,744	12,893,063
Windstream Corp., Sr. Notes, 7.50%, 6/1/22	6,715	7,151,475
Windstream Corp., Sr. Notes, 7.75%, 10/1/21	13,500	14,664,375
Windstream Corp., Sr. Notes, 8.125%, 9/1/18	2,565	2,789,438

		$345,332,776

Textiles / Apparel — 0.3%
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	$13,090	$15,153,455

		$15,153,455

27	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation Ex Air / Rail — 0.3%
CEVA Group PLC, Sr. Notes, 8.375%, 12/1/17(1)	$7,720	$7,507,700
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(1)	6,960	7,168,800

		$14,676,500

Utilities — 2.2%
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Notes, 8.00%, 6/1/16(1)	$11,965	$12,832,462
Calpine Corp., Sr. Notes, 7.50%, 2/15/21(1)	20,394	22,280,445
DPL, Inc., Sr. Notes, 6.50%, 10/15/16	7,335	7,995,150
DPL, Inc., Sr. Notes, 7.25%, 10/15/21	29,645	33,572,962
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	12,200	6,191,500
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., Sr. Notes, 6.875%, 8/15/17(1)	3,870	3,937,725
NRG Energy, Inc., Sr. Notes, 7.875%, 5/15/21	7,300	8,030,000
NRG Energy, Inc., Sr. Notes, 8.25%, 9/1/20	11,225	12,431,688
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	785	843,875
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, 11.50%, 10/1/20(1)	12,585	9,061,200

		$117,177,007

Total Corporate Bonds & Notes (identified cost $4,175,207,921)		$4,372,026,932

Senior Floating-Rate Interests — 10.4%(6)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive & Auto Parts — 0.3%
Chrysler Group LLC, Term Loan, 6.00%, Maturing 5/24/17	$6,073	$6,221,565
Navistar International Corp., Term Loan, 7.00%, Maturing 9/5/17	9,450	9,526,781

		$15,748,346

Cable / Satellite TV — 0.1%
WideOpenWest Finance LLC, Term Loan, 6.25%, Maturing 7/17/18	$3,691	$3,730,592

		$3,730,592

Chemicals — 0.5%
Ineos US Finance LLC, Term Loan, 5.50%, Maturing 5/4/15	$8,955	$9,100,519
Ineos US Finance LLC, Term Loan, 6.50%, Maturing 5/4/18	10,746	10,911,628

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals (continued)
PetroLogistics LP, Term Loan, 7.00%, Maturing 3/23/17	$6,686	$6,870,276

		$26,882,423

Consumer Products — 0.6%
Revlon Consumer Products Corp., Term Loan, 4.75%, Maturing 11/17/17	$12,971	$13,018,013
Serta Simmons Holdings, LLC, Term Loan, 5.00%, Maturing 10/1/19	20,000	20,020,840

		$33,038,853

Diversified Financial Services — 0.2%
Nuveen Investments, Inc., Term Loan - Second Lien, 8.25%, Maturing 2/28/19	$11,300	$11,422,413

		$11,422,413

Energy — 0.8%
Chesapeake Energy Corp., Term Loan, 8.50%, Maturing 12/1/17	$13,702	$13,751,699
Everest Acquisition, LLC, Term Loan, 5.00%, Maturing 5/24/18	17,500	17,658,603
Samson Investment Co., Term Loan - Second Lien, 6.00%, Maturing 9/25/18	10,000	10,104,690

		$41,514,992

Environmental — 0.4%
ADS Waste Holdings, Term Loan, 5.25%, Maturing 9/11/19	$20,700	$20,917,785

		$20,917,785

Food / Beverage / Tobacco — 0.3%
Del Monte Foods Co., Term Loan, 4.50%, Maturing 3/8/18	$11,409	$11,409,235
U.S. Foodservice, Inc., Term Loan, 2.71%, Maturing 7/3/14	1,959	1,939,887

		$13,349,122

Gaming — 0.4%
Peninsula Gaming, LLC, Term Loan, Maturing 8/3/17(7)	$20,300	$20,579,125

		$20,579,125

Health Care — 1.4%
Aptalis Pharma, Inc., Term Loan, 5.50%, Maturing 2/10/17	$13,090	$13,155,083
Hologic, Inc., Term Loan, 4.50%, Maturing 8/1/19	7,980	8,080,580

28	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
IMS Health Inc., Term Loan, Maturing 8/25/17(7)	$5,000	$5,036,605
Multiplan, Inc., Term Loan, 4.75%, Maturing 8/26/17	15,157	15,244,958
Quintiles Transnational Corp., Term Loan, 7.50%, Maturing 2/22/17	23,900	24,198,750
Valeant Pharmaceuticals International, Inc., Term Loan, Maturing 9/27/19(7)	7,500	7,541,250

		$73,257,226

Leisure — 0.3%
Regent Seven Seas Cruises, Inc., Term Loan, 6.25%, Maturing 12/21/18	$15,920	$16,158,800

		$16,158,800

Metals / Mining — 0.9%
FMG America Finance, Inc., Term Loan, 5.25%, Maturing 10/18/17	$48,600	$48,478,500

		$48,478,500

Services — 0.7%
AlixPartners, LLP, Term Loan - Second Lien, 10.75%, Maturing 12/27/19	$13,200	$13,365,000
Education Management LLC, Term Loan, 4.38%, Maturing 6/1/16	7,801	6,576,369
Laureate Education, Inc., Term Loan, 3.32%, Maturing 8/17/14	16,509	16,508,965
Laureate Education, Inc., Term Loan, 3.32%, Maturing 8/17/14	2,441	2,441,471

		$38,891,805

Super Retail — 1.5%
Academy, Ltd., Term Loan, 6.00%, Maturing 8/3/18	$11,799	$11,835,496
BJ’s Wholesale Club, Inc., Term Loan, 5.75%, Maturing 9/26/19	10,600	10,726,977
BJ’s Wholesale Club, Inc., Term Loan - Second Lien, 9.75%, Maturing 3/26/20	5,000	5,116,250
David’s Bridal, Inc., Term Loan, 5.00%, Maturing 10/11/19	9,000	8,997,192
Neiman Marcus Group, Inc. (The), Term Loan, 4.75%, Maturing 5/16/18	21,000	21,088,305
Party City Holdings, Inc., Term Loan, 5.75%, Maturing 7/26/19	21,100	21,329,463

		$79,093,683

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Technology — 0.0%(8)
First Data Corp., Term Loan, 2.96%, Maturing 9/24/14	$250	$250,353
First Data Corp., Term Loan, 2.96%, Maturing 9/24/14	300	300,074
First Data Corp., Term Loan, 2.96%, Maturing 9/24/14	501	502,189

		$1,052,616

Telecommunications — 1.7%
Asurion LLC, Term Loan, 4.75%, Maturing 7/18/17	$5,800	$5,836,250
Asurion LLC, Term Loan, 5.50%, Maturing 5/24/18	18,000	18,150,750
Asurion LLC, Term Loan - Second Lien, 9.00%, Maturing 5/24/19	6,441	6,673,424
Intelsat Jackson Holdings S.A., Term Loan, Maturing 4/2/18(7)	12,000	12,106,068
Lonestar Intermediate Super Holdings, LLC, Term Loan, 11.00%, Maturing 9/2/19	44,765	47,786,637

		$90,553,129

Transportation Ex Air / Rail — 0.1%
CEVA Group PLC, Term Loan, 5.31%, Maturing 8/31/16	$1,774	$1,703,208
CEVA Group PLC, Term Loan, 5.31%, Maturing 8/31/16	3,890	3,734,105
CEVA Group PLC, Term Loan, 5.36%, Maturing 8/31/16	1,991	1,911,278

		$7,348,591

Utilities — 0.2%
Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.75%, Maturing 10/10/14	$16,810	$11,357,072

		$11,357,072

Total Senior Floating-Rate Interests (identified cost $547,133,709)		$553,375,073

Convertible Bonds — 0.2%

Security	Principal Amount (000’s omitted)	Value

Automotive & Auto Parts — 0.2%
Ford Motor Co., 4.25%, 11/15/16	$7,820	$11,549,163

		$11,549,163

29	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Services — 0.0%(8)
Mood Media Corp., 10.00%, 10/31/15(5)(9)	$42	$43,512

		$43,512

Total Convertible Bonds (identified cost $13,515,887)		$11,592,675

Common Stocks — 0.3%

Security	Shares	Value

Building Materials — 0.2%
Panolam Holdings Co.(5)(9)(10)	6,997	$12,350,964

		$12,350,964

Consumer Products — 0.0%(8)
HF Holdings, Inc.(5)(9)(10)	3,400	$39,644

		$39,644

Energy — 0.0%(8)
SemGroup Corp.(10)	26,457	$1,022,299

		$1,022,299

Gaming — 0.0%(8)
Greektown Superholdings, Inc.(10)	1,365	$69,615

		$69,615

Super Retail — 0.1%
GNC Holdings, Inc., Class A	107,269	$4,148,092

		$4,148,092

Total Common Stocks (identified cost $5,562,086)		$17,630,614

Convertible Preferred Stocks — 0.1%

Security	Shares	Value

Energy — 0.1%
Chesapeake Energy Corp., 4.50%	52,348	$4,504,022

		$4,504,022

Total Convertible Preferred Stocks (identified cost $5,149,064)		$4,504,022

Preferred Stocks — 0.2%

Security	Shares	Value

Banks and Thrifts — 0.2%
GMAC Capital Trust I, 8.125% to 2/15/16(11)	452,465	$11,827,435

		$11,827,435

Total Preferred Stocks (identified cost $11,410,043)		$11,827,435

Miscellaneous — 0.0%(8)

Security	Shares	Value

Cable / Satellite TV — 0.0%(8)
Adelphia, Inc., Escrow Certificate(10)	10,260,000	$89,775
Adelphia, Inc., Escrow Certificate(10)	5,085,000	44,494
Adelphia Recovery Trust(5)(10)	14,818,854	0

		$134,269

Energy — 0.0%(8)
SemGroup Corp., Escrow Certificate(10)	10,225,000	$460,125

		$460,125

Gaming — 0.0%(8)
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(9)(10)	8,520	$57,510

		$57,510

Health Care — 0.0%(8)
US Oncology, Inc., Escrow Certificate(10)	4,050,000	$101,250

		$101,250

Total Miscellaneous (identified cost $13,808,944)		$753,154

Warrants — 0.2%

Security	Shares	Value

Energy — 0.0%(8)
SemGroup Corp., Expires 11/30/14(10)	27,849	$419,267

		$419,267

Food / Beverage / Tobacco — 0.0%(8)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18	5,575	$167,250

		$167,250

30	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

Gaming — 0.2%
Peninsula Gaming, LLC, Convertible Preferred Membership Interests(5)(9)(10)	6,338	$2,218,230
PGP Investors, LLC, Membership Interests(5)(9)(10)	17,143	6,000,001

		$8,218,231

Publishing / Printing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/14/19(5)(9)(10)	33,105	$0

		$0

Total Warrants (identified cost $6,000,278)		$8,804,748

Short-Term Investments — 6.0%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(12)	$323,535	$323,534,738

Total Short-Term Investments (identified cost $323,534,738)		$323,534,738

Total Investments — 99.2% (identified cost $5,101,322,670)		$5,304,049,391

Other Assets, Less Liabilities — 0.8%		$40,698,253

Net Assets — 100.0%		$5,344,747,644

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

MTN	–	Medium-Term Note

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2012, the aggregate value of these securities is $1,919,512,301 or 35.9% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2012.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(6)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(7)	This Senior Loan will settle after October 31, 2012, at which time the interest rate will be determined.

(8)	Amount is less than 0.05%.

(9)	Restricted security (see Note 5).

(10)	Non-income producing security.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.

(12)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2012.

31	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Statement of Assets and Liabilities

Assets	October 31, 2012
Unaffiliated investments, at value (identified cost, $4,777,787,932)	$4,980,514,653
Affiliated investment, at value (identified cost, $323,534,738)	323,534,738
Cash	1,643,108
Restricted cash*	194,481
Interest and dividends receivable	85,305,501
Interest receivable from affiliated investment	39,435
Receivable for investments sold	114,433,595
Receivable for open swap contracts	3,518,767
Premium paid on open swap contracts	1,244,610
Miscellaneous receivable	350,900
Total assets	$5,510,779,788

Liabilities
Payable for investments purchased	$162,651,712
Payable for open swap contracts	147,513
Premium received on open swap contracts	457,213
Payable to affiliates:
Investment adviser fee	2,621,289
Trustees’ fees	5,667
Accrued expenses	148,750
Total liabilities	$166,032,144
Net Assets applicable to investors’ interest in Portfolio	$5,344,747,644

Sources of Net Assets
Investors’ capital	$5,138,649,669
Net unrealized appreciation	206,097,975
Total	$5,344,747,644

*	Represents restricted cash on deposit at the custodian for open swap contracts.

32	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Statement of Operations

Investment Income	Year Ended October 31, 2012
Interest and other income	$301,327,149
Dividends	1,613,967
Interest allocated from affiliated investment	448,871
Expenses allocated from affiliated investment	(59,220)
Total investment income	$303,330,767

Expenses
Investment adviser fee	$25,354,134
Trustees’ fees and expenses	69,458
Custodian fee	657,276
Legal and accounting services	115,244
Miscellaneous	134,869
Total expenses	$26,330,981
Deduct —
Reduction of custodian fee	$1,423
Total expense reductions	$1,423

Net expenses	$26,329,558

Net investment income	$277,001,209

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$27,225,400
Investment transactions allocated from affiliated investment	5,964
Swap contracts	1,037,483
Net realized gain	$28,268,847
Change in unrealized appreciation (depreciation) —
Investments	$165,880,987
Swap contracts	4,109,619
Net change in unrealized appreciation (depreciation)	$169,990,606

Net realized and unrealized gain	$198,259,453

Net increase in net assets from operations	$475,260,662

33	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2012	2011
From operations —
Net investment income	$277,001,209	$241,506,880
Net realized gain from investment transactions and swap contracts	28,268,847	8,981,427
Net change in unrealized appreciation (depreciation) from investments and swap contracts	169,990,606	(83,181,528)
Net increase in net assets from operations	$475,260,662	$167,306,779
Capital transactions —
Contributions	$1,807,297,830	$558,169,118
Withdrawals	(234,360,695)	(339,071,897)
Net increase in net assets from capital transactions	$1,572,937,135	$219,097,221

Net increase in net assets	$2,048,197,797	$386,404,000

Net Assets
At beginning of year	$3,296,549,847	$2,910,145,847
At end of year	$5,344,747,644	$3,296,549,847

34	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.62%	0.63%	0.64%	0.65%	0.65%
Net investment income	6.49%	7.60%	8.67%	10.52%	8.92%
Portfolio Turnover	64%	70%	75%	74%	54%

Total Return	11.44%	6.01%	18.44%	40.41%	(25.45)%

Net assets, end of year (000’s omitted)	$5,344,748	$3,296,550	$2,910,146	$2,396,886	$1,531,339

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

35	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2012

Notes to Financial Statements

1  Significant Accounting Policies

Boston Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. Effective May 15, 2012, the Portfolio’s secondary objectives are to seek growth of income and capital. Prior to May 15, 2012, the Portfolio’s secondary objectives were to seek reasonable preservation of capital to the extent attainable from its investments in high yield, high risk corporate bonds, and growth of income and capital. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2012, Eaton Vance Income Fund of Boston, Eaton Vance Multi-Strategy All Market Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 86.8%, 0.3% 10.9% and 2.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

36

Boston Income Portfolio

October 31, 2012

Notes to Financial Statements — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee

37

Boston Income Portfolio

October 31, 2012

Notes to Financial Statements — continued

is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1.5 billion, 0.60% from $1.5 billion up to $2 billion, 0.575% from $2 billion up to $5 billion, and 0.555% of average daily net assets of $5 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended October 31, 2012, the Portfolio’s investment adviser fee amounted to $25,354,134 or 0.59% of the Portfolio’s average daily net assets.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $4,293,076,368 and $2,490,453,210, respectively, for the year ended October 31, 2012.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,117,160,297

Gross unrealized appreciation	$254,374,299
Gross unrealized depreciation	(67,485,205)

Net unrealized appreciation	$186,889,094

5  Restricted Securities

At October 31, 2012, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value

Convertible Bonds
Mood Media Corp.	7/30/12	$42,000	$0	$43,512

Total Convertible Bonds			$0	$43,512

Common Stocks
HF Holdings, Inc.	10/27/09	3,400	$182,613	$39,644
Panolam Holdings Co.	12/30/09	6,997	3,844,852	12,350,964

Total Common Stocks			$4,027,465	$12,390,608

Miscellaneous
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	8,520	$149,100	$57,510

Total Miscellaneous			$149,100	$57,510

38

Boston Income Portfolio

October 31, 2012

Notes to Financial Statements — continued

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value

Warrants
Peninsula Gaming, LLC, Convertible Preferred Membership Interests	7/8/99	6,338	$0	$2,218,230
PGP Investors, LLC, Membership Interests	10/23/12	17,143	6,000,000	6,000,001
Reader’s Digest Association, Inc. (The), Expires 2/14/19	4/26/10	33,105	0	0

Total Warrants			$6,000,000	$8,218,231

Total Restricted Securities			$10,176,565	$20,709,861

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2012 is as follows:

Credit Default Swaps — Sell Protection
Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bank of America NA	Amkor Technology, Inc.	Ba3/BB	$3,850	5.00	%(1)	6/20/15	$116,945	$90,045	$206,990
Bank of America NA	Ford Motor Co.	Baa3/BB+	5,000	5.00	(1)	3/20/17	641,993	(135,399)	506,594
Citibank NA	Meritor, Inc.	B3/B-	8,255	5.00	(1)	6/20/15	(426,790)	293,178	(133,612)
Credit Suisse International	Ford Motor Co.	Baa3/BB+	4,000	5.00	(1)	12/20/16	502,811	(6,670)	496,141
Deutsche Bank	Ford Motor Co.	Baa3/BB+	3,900	5.00	(1)	9/20/16	475,160	(133,480)	341,680
Deutsche Bank	Ford Motor Co.	Baa3/BB+	3,900	5.00	(1)	9/20/16	475,160	(238,888)	236,272
Deutsche Bank	Ford Motor Co.	Baa3/BB+	7,900	5.00	(1)	12/20/16	993,052	(330,645)	662,407
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	3,900	5.00	(1)	9/20/16	475,160	(154,590)	320,570
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	7,900	5.00	(1)	12/20/16	993,051	(244,938)	748,113
JPMorgan Chase Bank NA	Meritor, Inc.	B3/B-	1,700	5.00	(1)	6/20/15	(87,891)	73,990	(13,901)

Total			$50,305				$4,158,651	$(787,397)	$3,371,254

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $50,305,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At October 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

39

Boston Income Portfolio

October 31, 2012

Notes to Financial Statements — continued

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps in a liability position. At October 31, 2012, the fair value, excluding upfront payments, of derivatives with credit-related contingent features in a net liability position was $147,513.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At October 31, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk was $3,518,767, with the highest amount from any one counterparty being $1,240,359. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amounts would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is credit risk at October 31, 2012 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Credit default swap contracts	$4,673,332	(1)	$(514,681	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium paid/received on open swap contracts.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Premium paid/received on open swap contracts.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is credit risk for the year ended October 31, 2012 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Credit default swap contracts	$1,037,483	(1)	$4,109,619	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of credit default swap contracts outstanding during the year ended October 31, 2012, which is indicative of the volume of this derivative type, was approximately $61,111,000.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2012.

8  Credit Risk

The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

40

Boston Income Portfolio

October 31, 2012

Notes to Financial Statements — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$4,368,168,273	$3,858,659	$4,372,026,932
Senior Floating-Rate Interests	—	553,375,073	—	553,375,073
Convertible Bonds	—	11,549,163	43,512	11,592,675
Common Stocks	5,170,391	69,615	12,390,608	17,630,614
Convertible Preferred Stocks	4,504,022	—	—	4,504,022
Preferred Stocks	11,827,435	—	—	11,827,435
Miscellaneous	—	753,154	0	753,154
Warrants	—	586,517	8,218,231	8,804,748
Short-Term Investments	—	323,534,738	—	323,534,738

Total Investments	$21,501,848	$5,258,036,533	$24,511,010	$5,304,049,391
Credit Default Swaps	$—	$4,673,332	$—	$4,673,332

Total	$21,501,848	$5,262,709,865	$24,511,010	$5,308,722,723

Liability Description
Credit Default Swaps	$—	$(514,681)	$—	$(514,681)

Total	$—	$(514,681)	$—	$(514,681)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2012 is not presented.

At October 31, 2012, there were no investments transferred between Level 1 and Level 2 during the year then ended.

41

Boston Income Portfolio

October 31, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees and the Investors of Boston Income Portfolio:

We have audited the accompanying statement of assets and liabilities of Boston Income Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2012, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Boston Income Portfolio as of October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 20, 2012

42

Eaton Vance

Income Fund of Boston

October 31, 2012

Management and Organization

Fund Management. The Trustees of Eaton Vance Series Trust II (the Trust) and Boston Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 187 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 187 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

43

Eaton Vance

Income Fund of Boston

October 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 2001

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years

Michael W. Weilheimer 1961	President	Since 2002	Vice President of EVM and BMR.

Duncan W. Richardson 1957	Vice President of the Trust	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Payson F. Swaffield 1956	Vice President of the Portfolio	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR.

44

Eaton Vance

Income Fund of Boston

October 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

45

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

46

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Investment Adviser of Boston Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Income Fund of Boston

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

443-12/12 IBSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance Income Fund of Boston (the “Fund”) is a series of Eaton Vance Series Trust II (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 2 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

The following table presents the aggregate fees billed to the fund for the fund’s fiscal years ended October 31, 2011 and October 31, 2012 by the fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance Income Fund of Boston Fiscal Years Ended	10/31/11	10/31/12
Audit Fees	$15,660	$16,620
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$12,110	$12,460
All Other Fees(3)	$300	$310

Total	$28,070	$29,390

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (October 31 or June 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	6/30/11	10/31/11	6/30/12	10/31/12
Audit Fees	$68,670	$15,660	$71,220	$16,620
Audit-Related Fees(1)	$0	$0	$0	$0
Tax Fees(2)	$13,240	$12,110	$28,590	$12,460
All Other Fees(3)	$1,200	$300	$1,240	$310

Total	$83,110	$28,070	$101,050	$29,390

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	6/30/11	10/31/11	6/30/12	10/31/12
Registrant(1)	$14,440	$12,410	$29,830	$12,770
Eaton Vance(2)	$263,431	$266,431	$579,130	$566,619

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	December 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 18, 2012

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	December 18, 2012